Expenses by Nature - Summary of Expenses by Nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Personnel expenses (Note 25)	R$ 833,310	R$ 576,440	R$ 421,240
Financial expenses	339,844	353,451	301,065
Transaction and client services costs	370,819	185,396	163,561
Depreciation and amortization	256,294	163,396	92,333
Marketing expenses and sales commissions	149,842	71,811	40,890
Third parties services	119,904	69,579	42,875
Facilities expenses	32,762	30,547	34,095
Travel expenses	8,402	24,660	19,414
Other	74,047	9,223	20,924
Total expenses	R$ 2,185,224	R$ 1,484,503	R$ 1,136,397